Risk Information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK SEK in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross exposure	SEK 327.2	SEK 340.7
Net exposure	327.2	340.7
Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	222.7	212.3
Net exposure	109.7	100.0
Corporates | IT and telecom
Disclosure of credit risk exposure [line items]
Gross exposure	88.4	74.8
Net exposure	12.9	10.7
Corporates | Industry
Disclosure of credit risk exposure [line items]
Gross exposure	41.9	45.2
Net exposure	36.4	34.5
Corporates | Finance
Disclosure of credit risk exposure [line items]
Gross exposure	32.2	28.6
Net exposure	19.9	15.1
Corporates | Commodities
Disclosure of credit risk exposure [line items]
Gross exposure	21.9	22.2
Net exposure	16.8	15.8
Corporates | Consumer goods
Disclosure of credit risk exposure [line items]
Gross exposure	18.3	16.3
Net exposure	15.9	13.4
Corporates | Electricity, water and gas
Disclosure of credit risk exposure [line items]
Gross exposure	14.1	13.4
Net exposure	4.4	4.4
Corporates | Healthcare
Disclosure of credit risk exposure [line items]
Gross exposure	3.0	6.1
Net exposure	2.7	5.3
Corporates | Energy
Disclosure of credit risk exposure [line items]
Gross exposure	2.9	5.3
Net exposure	SEK 0.7	0.8
Corporates | Other
Disclosure of credit risk exposure [line items]
Gross exposure		0.4
Net exposure		SEK 0.0